Leases (Details) - Schedule of Maturities of Leases - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Maturities of Leases [Abstract]
2023 (remaining)	$ 285,991	$ 1,129,853
2024	1,004,982	1,004,982
2025	710,546	710,546
2026	423,930	423,930
Total lease payments	2,425,449	3,269,311
Less imputed interest	(140,194)	$ (297,436)
Less current portion	(1,081,377)
Total maturities, due beyond one year	$ 1,203,876